GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
General And Administrative Expense [Abstract]
Disclosure of detailed information about general and administrative expense [Table Text Block]
	Year ended
	December 31,
	2022	2021
Compensation and benefits	$2,007,346	$1,918,482
Corporate administration	1,097,024	1,123,782
Professional fees	585,895	877,760
Listing and filing fees	195,395	323,251
Total general and administrative expenses	$3,885,660	$4,243,275